Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables

	2023	2022
Gold and copper concentrate sales receivable(1)	$28,103	$34,715
Molybdenum sales receivable(1)	36,793	47,613
Consumption and income tax receivables(2)	3,326	5,703
Other receivables	2,541	4,130
Total amounts receivable	$70,763	$92,161
(1)Includes provisionally-priced receivables subject to mark-to-market adjustment (note 24b).
(2)Includes the current portion of value-added tax (“VAT”) receivable of $0.1 million (December 31, 2022 - $2.7 million ) at the Öksüt Mine. The non-current portion of VAT receivable is included in other non-current assets (note 10).